4. PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Prepaid expenses and other current assets
VAT return Q4 2014/ 2013	$ 44,146	$ 40,232
Revenues to be invoiced	1,173	9,273
Other prepaid expenses	8,047	2,837
Sharpe - prepaid advisory costs		7,144
Prepaid expenses and other current assets	$ 53,366	$ 59,486